Report Of The Directors Financial Review Risk Report (Tables)	12 Months Ended
Dec. 31, 2019
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
		31 Dec 2019		At 31 Dec 2018
		Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	Footnotes	$m	$m	$m	$m
Loans and advances to customers at amortised cost		1,045,475	(8,732)	990,321	(8,625)
– personal		434,271	(3,134)	394,337	(2,947)
– corporate and commercial		540,499	(5,438)	534,577	(5,552)
– non-bank financial institutions		70,705	(160)	61,407	(126)
Loans and advances to banks at amortised cost		69,219	(16)	72,180	(13)
Other financial assets measured at amortised cost		615,179	(118)	582,917	(55)
– cash and balances at central banks		154,101	(2)	162,845	(2)
– items in the course of collection from other banks		4,956	—	5,787	—
– Hong Kong Government certificates of indebtedness		38,380	—	35,859	—
– reverse repurchase agreements – non-trading		240,862	—	242,804	—
– financial investments		85,788	(53)	62,684	(18)
– prepayments, accrued income and other assets	2	91,092	(63)	72,938	(35)
Total gross carrying amount on-balance sheet		1,729,873	(8,866)	1,645,418	(8,693)
Loans and other credit-related commitments		600,029	(329)	592,008	(325)
– personal		223,314	(15)	207,351	(13)
– corporate and commercial		278,524	(307)	271,022	(305)
– non-bank financial institutions		98,191	(7)	113,635	(7)
Financial guarantees		20,214	(48)	23,518	(93)
– personal		804	(1)	927	(1)
– corporate and commercial		14,804	(44)	17,355	(85)
– non-bank financial institutions		4,606	(3)	5,236	(7)
Total nominal amount off-balance sheet	3	620,243	(377)	615,526	(418)
		2,350,116	(9,243)	2,260,944	(9,111)

		Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
		$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)		355,664	(166)	343,110	(84)

1
The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.

2
Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 262, includes both financial and non-financial assets.

3	Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

4
Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement

Maximum exposure to credit risk
(Audited)
	2019			2018
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	1,036,743	(28,524)	1,008,219	981,696	(29,534)	952,162
– personal	431,137	(4,640)	426,497	391,390	(3,679)	387,711
– corporate and commercial	535,061	(21,745)	513,316	529,025	(23,421)	505,604
– non-bank financial institutions	70,545	(2,139)	68,406	61,281	(2,434)	58,847
Loans and advances to banks at amortised cost	69,203	—	69,203	72,167	—	72,167
Other financial assets held at amortised cost	616,648	(28,826)	587,822	585,600	(21,788)	563,812
– cash and balances at central banks	154,099	—	154,099	162,843	—	162,843
– items in the course of collection from other banks	4,956	—	4,956	5,787	—	5,787
– Hong Kong Government certificates of indebtedness	38,380	—	38,380	35,859	—	35,859
– reverse repurchase agreements – non-trading	240,862	(28,826)	212,036	242,804	(21,788)	221,016
– financial investments	85,735	—	85,735	62,666	—	62,666
– prepayments, accrued income and other assets	92,616	—	92,616	75,641	—	75,641
Derivatives	242,995	(232,908)	10,087	207,825	(194,306)	13,519
Total on-balance sheet exposure to credit risk	1,965,589	(290,258)	1,675,331	1,847,288	(245,628)	1,601,660
Total off-balance sheet	893,246	—	893,246	874,751	—	874,751
– financial and other guarantees	95,967	—	95,967	94,810	—	94,810
– loan and other credit-related commitments	797,279	—	797,279	779,941	—	779,941
At 31 Dec	2,858,835	(290,258)	2,568,577	2,722,039	(245,628)	2,476,411

Unamortised balance of derivatives valued using models with significant unobservable inputs
		2019	2018
	Footnotes	$m	$m
Unamortised balance at 1 Jan		86	106
Deferral on new transactions		145	161
Recognised in the income statement during the year:		(154)	(158)
– amortisation		(80)	(96)
– subsequent to unobservable inputs becoming observable		(3)	(2)
– maturity, termination or offsetting derivative		(71)	(60)
Exchange differences		1	(4)
Other		(5)	(19)
Unamortised balance at 31 Dec	1	73	86

1	This amount is yet to be recognised in the consolidated income statement.

Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2019
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	951,583	80,182	13,378	332	1,045,475	(1,297)	(2,284)	(5,052)	(99)	(8,732)	0.1	2.8	37.8	29.8	0.8
– personal	413,669	15,751	4,851	—	434,271	(583)	(1,336)	(1,215)	—	(3,134)	0.1	8.5	25.0	—	0.7
– corporate and commercial	472,253	59,599	8,315	332	540,499	(672)	(920)	(3,747)	(99)	(5,438)	0.1	1.5	45.1	29.8	1.0
– non-bank financial institutions	65,661	4,832	212	—	70,705	(42)	(28)	(90)	—	(160)	0.1	0.6	42.5	—	0.2
Loans and advances to banks at amortised cost	67,769	1,450	—	—	69,219	(14)	(2)	—	—	(16)	—	0.1	—	—	—
Other financial assets measured at amortised cost	613,200	1,827	151	1	615,179	(38)	(38)	(42)	—	(118)	—	2.1	27.8	—	—
Loan and other credit-related commitments	577,631	21,618	771	9	600,029	(137)	(133)	(59)	—	(329)	—	0.6	7.7	—	0.1
– personal	221,490	1,630	194	—	223,314	(13)	(2)	—	—	(15)	—	0.1	—	—	—
– corporate and commercial	259,138	18,804	573	9	278,524	(118)	(130)	(59)	—	(307)	—	0.7	10.3	—	0.1
– financial	97,003	1,184	4	—	98,191	(6)	(1)	—	—	(7)	—	0.1	—	—	—
Financial guarantees	17,684	2,340	186	4	20,214	(16)	(22)	(10)	—	(48)	0.1	0.9	5.4	—	0.2
– personal	802	1	1	—	804	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	12,540	2,076	184	4	14,804	(14)	(21)	(9)	—	(44)	0.1	1.0	4.9	—	0.3
– financial	4,342	263	1	—	4,606	(1)	(1)	(1)	—	(3)	—	0.4	100.0	—	0.1
At 31 Dec 2019	2,227,867	107,417	14,486	346	2,350,116	(1,502)	(2,479)	(5,163)	(99)	(9,243)	0.1	2.3	35.6	28.6	0.4

1	Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

2	Purchased or originated credit-impaired (‘POCI’).

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2018[3] (continued)
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	908,393	68,581	13,023	324	990,321	(1,276)	(2,108)	(5,047)	(194)	(8,625)	0.1	3.1	38.8	59.9	0.9
– personal	374,681	15,075	4,581	—	394,337	(534)	(1,265)	(1,148)	—	(2,947)	0.1	8.4	25.1	—	0.7
– corporate and commercial	474,700	51,341	8,212	324	534,577	(698)	(812)	(3,848)	(194)	(5,552)	0.1	1.6	46.9	59.9	1.0
– non-bank financial institutions	59,012	2,165	230	—	61,407	(44)	(31)	(51)	—	(126)	0.1	1.4	22.2	—	0.2
Loans and advances to banks at amortised cost	71,873	307	—	—	72,180	(11)	(2)	—	—	(13)	—	0.7	—	—	—
Other financial assets measured at amortised cost	581,118	1,673	126	—	582,917	(27)	(6)	(22)	—	(55)	—	0.4	17.5	—	—
Loan and other credit-related commitments	567,232	23,857	912	7	592,008	(143)	(139)	(43)	—	(325)	—	0.6	4.7	—	0.1
– personal	205,183	1,760	408	—	207,351	(12)	(1)	—	—	(13)	—	0.1	—	—	—
– corporate and commercial	249,587	20,925	503	7	271,022	(126)	(136)	(43)	—	(305)	0.1	0.6	8.5	—	0.1
– financial	112,462	1,172	1	—	113,635	(5)	(2)	—	—	(7)	—	0.2	—	—	—
Financial guarantees	20,834	2,384	297	3	23,518	(19)	(29)	(45)	—	(93)	0.1	1.2	15.2	—	0.4
– personal	920	3	4	—	927	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	14,963	2,101	288	3	17,355	(16)	(25)	(44)	—	(85)	0.1	1.2	15.3	—	0.5
– financial	4,951	280	5	—	5,236	(2)	(4)	(1)	—	(7)	—	1.4	20.0	—	0.1
At 31 Dec 2018	2,149,450	96,802	14,358	334	2,260,944	(1,476)	(2,284)	(5,157)	(194)	(9,111)	0.1	2.4	35.9	58.1	0.4

1	Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

2	Purchased or originated credit-impaired (‘POCI’).

3	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount. For further details, see page 122.

Disclosure of financial assets that are either past due or impaired

Stage 2 days past due analysis at 31 December 2018[2]
(Audited)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		Of which:	Of which:		Of which:	Of which:		Of which:	Of which:
	Stage 2	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	1 to 29 DPD[1]	30 and > DPD[1]
	$m	$m	$m	$m	$m	$m	%	%	%
Loans and advances to customers at amortised cost	68,581	2,561	1,914	(2,108)	(204)	(254)	3.1	8.0	13.3
– personal	15,075	1,807	1,383	(1,265)	(165)	(220)	8.4	9.1	15.9
– corporate and commercial	51,341	744	485	(812)	(39)	(34)	1.6	5.2	7.0
– non-bank financial institutions	2,165	10	46	(31)	—	—	1.4	—	—
Loans and advances to banks at amortised cost	307	—	—	(2)	—	—	0.7	—	—
Other financial assets measured at amortised cost	1,673	10	26	(6)	—	—	0.4	—	—

1	Days past due (‘DPD’). Up to date accounts in stage 2 are not shown in amounts.

2	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount. For further details, see page 122.

Stage 2 days past due analysis at 31 December 2019
(Audited)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		Of which:	Of which:		Of which:	Of which:		Of which:	Of which:
	Stage 2	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	1 to 29 DPD[1]	30 and > DPD[1]
	$m	$m	$m	$m	$m	$m	%	%	%
Loans and advances to customers at amortised cost	80,182	2,471	1,676	(2,284)	(208)	(247)	2.8	8.4	14.7
– personal	15,751	1,804	1,289	(1,336)	(178)	(217)	8.5	9.9	16.8
– corporate and commercial	59,599	657	385	(920)	(30)	(30)	1.5	4.6	7.8
– non-bank financial institutions	4,832	10	2	(28)	—	—	0.6	—	—
Loans and advances to banks at amortised cost	1,450	—	—	(2)	—	—	0.1	—	—
Other financial assets measured at amortised cost	1,827	14	30	(38)	—	—	2.1	—	—

1	Days past due (‘DPD’). Up to date accounts in stage 2 are not shown in amounts.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2018[3] (continued)
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	908,393	68,581	13,023	324	990,321	(1,276)	(2,108)	(5,047)	(194)	(8,625)	0.1	3.1	38.8	59.9	0.9
– personal	374,681	15,075	4,581	—	394,337	(534)	(1,265)	(1,148)	—	(2,947)	0.1	8.4	25.1	—	0.7
– corporate and commercial	474,700	51,341	8,212	324	534,577	(698)	(812)	(3,848)	(194)	(5,552)	0.1	1.6	46.9	59.9	1.0
– non-bank financial institutions	59,012	2,165	230	—	61,407	(44)	(31)	(51)	—	(126)	0.1	1.4	22.2	—	0.2
Loans and advances to banks at amortised cost	71,873	307	—	—	72,180	(11)	(2)	—	—	(13)	—	0.7	—	—	—
Other financial assets measured at amortised cost	581,118	1,673	126	—	582,917	(27)	(6)	(22)	—	(55)	—	0.4	17.5	—	—
Loan and other credit-related commitments	567,232	23,857	912	7	592,008	(143)	(139)	(43)	—	(325)	—	0.6	4.7	—	0.1
– personal	205,183	1,760	408	—	207,351	(12)	(1)	—	—	(13)	—	0.1	—	—	—
– corporate and commercial	249,587	20,925	503	7	271,022	(126)	(136)	(43)	—	(305)	0.1	0.6	8.5	—	0.1
– financial	112,462	1,172	1	—	113,635	(5)	(2)	—	—	(7)	—	0.2	—	—	—
Financial guarantees	20,834	2,384	297	3	23,518	(19)	(29)	(45)	—	(93)	0.1	1.2	15.2	—	0.4
– personal	920	3	4	—	927	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	14,963	2,101	288	3	17,355	(16)	(25)	(44)	—	(85)	0.1	1.2	15.3	—	0.5
– financial	4,951	280	5	—	5,236	(2)	(4)	(1)	—	(7)	—	1.4	20.0	—	0.1
At 31 Dec 2018	2,149,450	96,802	14,358	334	2,260,944	(1,476)	(2,284)	(5,157)	(194)	(9,111)	0.1	2.4	35.9	58.1	0.4

Distribution of financial instruments by credit quality at 31 December 2019
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	524,889	258,402	228,485	20,007	13,692	1,045,475	(8,732)	1,036,743
– personal	354,461	45,037	27,636	2,286	4,851	434,271	(3,134)	431,137
– corporate and commercial	138,126	190,470	186,383	16,891	8,629	540,499	(5,438)	535,061
– non-bank financial institutions	32,302	22,895	14,466	830	212	70,705	(160)	70,545
Loans and advances to banks held at amortised cost	60,636	5,329	1,859	1,395	—	69,219	(16)	69,203
Cash and balances at central banks	151,788	1,398	915	—	—	154,101	(2)	154,099
Items in the course of collection from other banks	4,935	18	3	—	—	4,956	—	4,956
Hong Kong Government certificates of indebtedness	38,380	—	—	—	—	38,380	—	38,380
Reverse repurchase agreements – non-trading	193,157	37,947	9,621	137	—	240,862	—	240,862
Financial investments	78,318	6,503	906	61	—	85,788	(53)	85,735
Prepayments, accrued income and other assets	70,675	8,638	11,321	306	152	91,092	(63)	91,029
– endorsements and acceptances	1,133	4,651	4,196	230	4	10,214	(16)	10,198
– accrued income and other	69,542	3,987	7,125	76	148	80,878	(47)	80,831
Debt instruments measured at fair value through other comprehensive income[1]	333,158	10,966	7,222	544	1	351,891	(166)	351,725
Out-of-scope for IFRS 9
Trading assets	135,059	15,240	22,964	2,181	—	175,444	—	175,444
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,655	1,391	5,584	139	—	11,769	—	11,769
Derivatives	187,636	42,642	11,894	821	2	242,995	—	242,995
Total gross carrying amount on balance sheet	1,783,286	388,474	300,774	25,591	13,847	2,511,972	(9,032)	2,502,940
Percentage of total credit quality	70.9%	15.5%	12.0%	1.0%	0.6%	100%
Loan and other credit-related commitments	369,424	146,988	77,499	5,338	780	600,029	(329)	599,700
Financial guarantees	7,441	6,033	5,539	1,011	190	20,214	(48)	20,166
In-scope: Irrevocable loan commitments and financial guarantees	376,865	153,021	83,038	6,349	970	620,243	(377)	619,866
Loan and other credit-related commitments[2]	66,148	69,890	58,754	2,605	182	197,579	—	197,579
Performance and other guarantees	30,099	23,335	20,062	2,057	380	75,933	(132)	75,801
Out-of-scope: Revocable loan commitments and non-financial guarantees	96,247	93,225	78,816	4,662	562	273,512	(132)	273,380

Distribution of financial instruments by credit quality at 31 December 2018 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	485,451	244,199	230,357	16,993	13,321	990,321	(8,625)	981,696
– personal	316,616	43,764	27,194	2,182	4,581	394,337	(2,947)	391,390
– corporate and commercial	140,387	181,984	189,357	14,339	8,510	534,577	(5,552)	529,025
– non-bank financial institutions	28,448	18,451	13,806	472	230	61,407	(126)	61,281
Loans and advances to banks held at amortised cost	60,249	7,371	4,549	11	—	72,180	(13)	72,167
Cash and balances at central banks	160,995	1,508	324	18	—	162,845	(2)	162,843
Items in the course of collection from other banks	5,765	21	1	—	—	5,787	—	5,787
Hong Kong Government certificates of indebtedness	35,859	—	—	—	—	35,859	—	35,859
Reverse repurchase agreements – non-trading	200,774	29,423	12,607	—	—	242,804	—	242,804
Financial investments	56,031	5,703	949	1	—	62,684	(18)	62,666
Prepayments, accrued income and other assets	55,424	8,069	9,138	181	126	72,938	(35)	72,903
– endorsements and acceptances	1,514	4,358	3,604	155	3	9,634	(11)	9,623
– accrued income and other	53,910	3,711	5,534	26	123	63,304	(24)	63,280
Debt instruments measured at fair value through other comprehensive income[1]	319,632	12,454	7,210	2,558	12	341,866	(84)	341,782
Out-of-scope for IFRS 9
Trading assets	139,484	18,888	16,991	1,871	—	177,234	—	177,234
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,079	2,163	6,683	9	—	14,934	—	14,934
Derivatives	169,121	31,225	6,813	625	41	207,825	—	207,825
Total gross carrying amount on balance sheet	1,694,864	361,024	295,622	22,267	13,500	2,387,277	(8,777)	2,378,500
Percentage of total credit quality	71%	15.1%	12.4%	0.9%	0.6%	100%
Loan and other credit-related commitments	373,302	137,076	75,478	5,233	919	592,008	(325)	591,683
Financial guarantees	9,716	7,400	5,505	597	300	23,518	(93)	23,425
In-scope: Irrevocable loan commitments and financial guarantees	383,018	144,476	80,983	5,830	1,219	615,526	(418)	615,108
Loan and other credit-related commitments[2]	188,258	—	—	—	—	188,258	—	188,258
Performance and other guarantees	26,679	25,743	16,790	1,869	403	71,484	(99)	71,385
Out-of-scope: Revocable loan commitments and non-financial guarantees	214,937	25,743	16,790	1,869	403	259,742	(99)	259,643

1
For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

2	In 2018, revocable loan and other commitments, which are out of scope of IFRS 9, are presented within the ‘Strong’ classification.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
		Gross carrying/notional amount						Allowance for ECL	Net
		Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		524,889	258,402	228,485	20,007	13,692	1,045,475	(8,732)	1,036,743
– stage 1		523,092	242,631	181,056	4,804	—	951,583	(1,297)	950,286
– stage 2		1,797	15,771	47,429	15,185	—	80,182	(2,284)	77,898
– stage 3		—	—	—	—	13,378	13,378	(5,052)	8,326
– POCI		—	—	—	18	314	332	(99)	233
Loans and advances to banks at amortised cost		60,636	5,329	1,859	1,395	—	69,219	(16)	69,203
– stage 1		60,548	5,312	1,797	112	—	67,769	(14)	67,755
– stage 2		88	17	62	1,283	—	1,450	(2)	1,448
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		537,253	54,505	22,766	503	152	615,179	(118)	615,061
– stage 1		536,942	54,058	21,921	279	—	613,200	(38)	613,162
– stage 2		311	447	845	224	—	1,827	(38)	1,789
– stage 3		—	—	—	—	151	151	(42)	109
– POCI		—	—	—	—	1	1	—	1
Loan and other credit-related commitments		369,424	146,988	77,499	5,338	780	600,029	(329)	599,700
– stage 1		368,711	141,322	66,283	1,315	—	577,631	(137)	577,494
– stage 2		713	5,666	11,216	4,023	—	21,618	(133)	21,485
– stage 3		—	—	—	—	771	771	(59)	712
– POCI		—	—	—	—	9	9	—	9
Financial guarantees		7,441	6,033	5,539	1,011	190	20,214	(48)	20,166
– stage 1		7,400	5,746	4,200	338	—	17,684	(16)	17,668
– stage 2		41	287	1,339	673	—	2,340	(22)	2,318
– stage 3		—	—	—	—	186	186	(10)	176
– POCI		—	—	—	—	4	4	—	4
At 31 Dec 2019		1,499,643	471,257	336,148	28,254	14,814	2,350,116	(9,243)	2,340,873
Debt instruments at FVOCI	1
– stage 1		333,072	10,941	6,902	—	—	350,915	(39)	350,876
– stage 2		86	25	320	544	—	975	(127)	848
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	1	1	—	1
At 31 Dec 2019		333,158	10,966	7,222	544	1	351,891	(166)	351,725

1
For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation[2] (continued)
(Audited)
		Gross carrying/notional amount
		Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total	Allowance for ECL	Net
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		485,451	244,199	230,357	16,993	13,321	990,321	(8,625)	981,696
– stage 1		483,170	232,004	187,773	5,446	—	908,393	(1,276)	907,117
– stage 2		2,281	12,195	42,584	11,521	—	68,581	(2,108)	66,473
– stage 3		—	—	—	—	13,023	13,023	(5,047)	7,976
– POCI		—	—	—	26	298	324	(194)	130
Loans and advances to banks at amortised cost		60,249	7,371	4,549	11	—	72,180	(13)	72,167
– stage 1		60,199	7,250	4,413	11	—	71,873	(11)	71,862
– stage 2		50	121	136	—	—	307	(2)	305
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		514,848	44,724	23,019	200	126	582,917	(55)	582,862
– stage 1		514,525	44,339	22,184	70	—	581,118	(27)	581,091
– stage 2		323	385	835	130	—	1,673	(6)	1,667
– stage 3		—	—	—	—	126	126	(22)	104
– POCI		—	—	—	—	—	—	—	—
Loan and other credit-related commitments		373,302	137,076	75,478	5,233	919	592,008	(325)	591,683
– stage 1		372,529	131,278	62,452	973	—	567,232	(143)	567,089
– stage 2		773	5,798	13,026	4,260	—	23,857	(139)	23,718
– stage 3		—	—	—	—	912	912	(43)	869
– POCI		—	—	—	—	7	7	—	7
Financial guarantees		9,716	7,400	5,505	597	300	23,518	(93)	23,425
– stage 1		9,582	6,863	4,231	158	—	20,834	(19)	20,815
– stage 2		134	537	1,274	439	—	2,384	(29)	2,355
– stage 3		—	—	—	—	297	297	(45)	252
– POCI		—	—	—	—	3	3	—	3
At 31 Dec 2018		1,443,566	440,770	338,908	23,034	14,666	2,260,944	(9,111)	2,251,833
Debt instruments at FVOCI	1	—
– stage 1		319,623	12,358	6,856	2,218	—	341,055	(33)	341,022
– stage 2		9	96	354	340	—	799	(50)	749
– stage 3		—	—	—	—	8	8	(1)	7
– POCI		—	—	—	—	4	4	—	4
At 31 Dec 2018		319,632	12,454	7,210	2,558	12	341,866	(84)	341,782

1
For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

2	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount. For further details, see page 122.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019	1,502,976	(1,449)	95,104	(2,278)	14,232	(5,135)	334	(194)	1,612,646	(9,056)
Transfers of financial instruments:	(36,244)	(543)	31,063	1,134	5,181	(591)	—	—	—	—
– transfers from stage 1 to stage 2	(108,434)	487	108,434	(487)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	73,086	(1,044)	(73,086)	1,044	—	—	—	—	—	—
– transfers to stage 3	(1,284)	59	(5,022)	665	6,306	(724)	—	—	—	—
– transfers from stage 3	388	(45)	737	(88)	(1,125)	133	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	669	—	(676)	—	(114)	—	—	—	(121)
New financial assets originated or purchased	504,064	(534)	—	—	—	—	135	(21)	504,199	(555)
Assets derecognised (including final repayments)	(352,961)	112	(19,909)	553	(2,712)	656	(26)	8	(375,608)	1,329
Changes to risk parameters – further lending/repayment	(72,239)	291	(2,560)	67	402	(6)	28	12	(74,369)	364
Changes to risk parameters – credit quality	—	2	—	(1,208)	—	(2,704)	—	(51)	—	(3,961)
Changes to models used for ECL calculation	—	(6)	—	4	—	14	—	—	—	12
Assets written off	—	—	—	—	(2,657)	2,657	(140)	140	(2,797)	2,797
Credit-related modifications that resulted in derecognition	—	—	—	—	(268)	125	—	—	(268)	125
Foreign exchange	16,838	(9)	1,201	(40)	160	(31)	1	1	18,200	(79)
Others	(821)	3	652	3	(3)	8	13	6	(159)	20
At 31 Dec 2019	1,561,613	(1,464)	105,551	(2,441)	14,335	(5,121)	345	(99)	1,681,844	(9,125)
ECL income statement change for the period		534		(1,260)		(2,154)		(52)		(2,932)
Recoveries										361
Others										(20)
Total ECL income statement change for the period										(2,591)

	At 31 Dec 2019		12 months ended 31 Dec 2019
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,681,844	(9,125)	(2,591)
Other financial assets measured at amortised cost	615,179	(118)	(26)
Non-trading reverse purchase agreement commitments	53,093	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(34)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,350,116	(9,243)	(2,651)
Debt instruments measured at FVOCI	355,664	(166)	(105)
Total allowance for ECL/total income statement ECL change for the period	n/a	(9,409)	(2,756)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1,2]
(Audited)
	Non-credit impaired				Credit impaired				Total
	Stage 1		Stage 2		Stage 3		POCI
	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	1,446,857	(1,469)	102,032	(2,406)	15,083	(5,722)	1,042	(242)	1,565,014	(9,839)
Transfers of financial instruments:	(8,747)	(685)	3,582	1,185	5,165	(500)	—	—	—	—
– transfers from stage 1 to stage 2	(84,181)	319	84,181	(319)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	77,325	(999)	(77,325)	999	—	—	—	—	—	—
– transfers to stage 3	(2,250)	35	(4,439)	607	6,689	(642)	—	—	—	—
– transfers from stage 3	359	(40)	1,165	(102)	(1,524)	142	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	620	—	(605)	—	(103)	—	—	—	(88)
Net new lending and further lending/payments	126,868	(512)	(16,162)	564	(2,902)	733	(587)	42	107,217	827
Changes to risk parameters – credit quality	—	423	—	(1,087)	—	(2,238)	—	(51)	—	(2,953)
Changes to models used for ECL calculation	—	—	—	—	—	—	—	—	—	—
Assets written off	—	—	—	—	(2,568)	2,552	(1)	1	(2,569)	2,553
Foreign exchange	(52,911)	76	(2,935)	99	(636)	232	(26)	6	(56,508)	413
Other	(9,091)	98	8,587	(28)	90	(89)	(94)	50	(508)	31
At 31 Dec 2018	1,502,976	(1,449)	95,104	(2,278)	14,232	(5,135)	334	(194)	1,612,646	(9,056)
ECL income statement change for the period		531		(1,128)		(1,608)		(9)		(2,214)
Recoveries										408
Others										(62)
Total ECL income statement change for the period										(1,868)

	At 31 Dec 2018		12 months ended 31 Dec 2018
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,612,646	(9,056)	(1,868)
Other financial assets measured at amortised cost	582,917	(55)	21
Non-trading reverse purchase agreement commitments	65,381	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(25)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	2,260,944	(9,111)	(1,872)
Debt instruments measured at FVOCI	343,110	(84)	105
Total allowance for ECL/total income statement ECL change for the period	n/a	(9,195)	(1,767)

1
The 31 December 2018 comparative ‘Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers‘ disclosure presents ‘New financial assets originated or purchased’, ‘Assets derecognised (including final repayments)’ and ‘Changes to risk parameters – further lending/repayments’ under ‘Net new lending and further lending/repayments’. To provide greater granularity, these amounts have been separately presented in the 31 December 2019 disclosure.

2	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount for 31 December 2018 only. For further details, see page 122.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	897,529	(873)	84,354	(1,249)	10,209	(4,410)	1,042	(242)	993,134	(6,774)
Transfers of financial instruments	(4,477)	(274)	1,535	386	2,942	(112)	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	262	—	(231)	—	(92)	—	—	—	(61)
Net new and further lending/repayments	74,107	(271)	(13,709)	342	(2,414)	406	(587)	42	57,397	519
Changes to risk parameters – credit quality	—	157	—	(301)	—	(1,041)	—	(51)	—	(1,236)
Assets written off	—	—	—	—	(1,182)	1,172	(1)	1	(1,183)	1,173
Foreign exchange and other	(44,967)	97	6,086	41	(316)	90	(120)	56	(39,317)	284
At 31 Dec 2018	922,192	(902)	78,266	(1,012)	9,239	(3,987)	334	(194)	1,010,031	(6,095)
ECL income statement change for the period		148		(190)		(727)		(9)		(778)
Recoveries										118
Others										(69)
Total ECL income statement change for the period										(729)

1	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount for 31 December 2018 only. For further details, see page 122.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019	922,192	(902)	78,266	(1,012)	9,239	(3,987)	334	(194)	1,010,031	(6,095)
Transfers of financial instruments	(31,493)	(169)	28,418	276	3,075	(107)	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	223	—	(268)	—	(38)	—	—	—	(83)
Net new and further lending/ repayments	27,918	(134)	(20,121)	167	(1,552)	369	137	(1)	6,382	401
Change in risk parameters – credit quality	—	102	—	(193)	—	(1,514)	—	(51)	—	(1,656)
Changes to models used for ECL calculation	—	—	—	(56)	—	—	—	—	—	(56)
Assets written off	—	—	—	—	(1,312)	1,312	(140)	140	(1,452)	1,452
Credit-related modifications that resulted in derecognition	—	—	—	—	(268)	125	—	—	(268)	125
Foreign exchange and other	7,035	13	1,606	(17)	107	(66)	14	7	8,762	(63)
At 31 Dec 2019	925,652	(867)	88,169	(1,103)	9,289	(3,906)	345	(99)	1,023,455	(5,975)
ECL income statement change for the period		191		(350)		(1,183)		(52)		(1,394)
Recoveries										47
Others										(24)
Total ECL income statement change for the period										(1,371)

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019	580,784	(547)	16,838	(1,266)	4,993	(1,148)	602,615	(2,961)
Transfers of financial instruments	(4,751)	(374)	2,645	858	2,106	(484)	—	—
Net remeasurement of ECL arising from transfer of stage	—	446	—	(408)	—	(76)	—	(38)
Net new and further lending/repayments	50,946	3	(2,348)	453	(758)	281	47,840	737
Change in risk parameters – credit quality	—	(100)	—	(1,015)	—	(1,190)	—	(2,305)
Changes to models used for ECL calculation	—	(6)	—	60	—	14	—	68
Assets written off	—	—	—	—	(1,345)	1,345	(1,345)	1,345
Foreign exchange and other	8,982	(19)	247	(20)	50	43	9,279	4
At 31 Dec 2019	635,961	(597)	17,382	(1,338)	5,046	(1,215)	658,389	(3,150)
ECL income statement change for the period		343		(910)		(971)		(1,538)
Recoveries								314
Other								4
Total ECL income statement change for the period								(1,220)

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	549,328	(596)	17,678	(1,157)	4,874	(1,312)	571,880	(3,065)
Transfers of financial instruments	(4,270)	(411)	2,047	799	2,223	(388)	—	—
Net remeasurement of ECL arising from transfer of stage	—	358	—	(374)	—	(11)	—	(27)
Net new and further lending/repayments	52,761	(241)	(2,453)	222	(488)	327	49,820	308
Changes to risk parameters – credit quality	—	266	—	(786)	—	(1,197)	—	(1,717)
Assets written off	—	—	—	—	(1,386)	1,380	(1,386)	1,380
Foreign exchange and other	(17,035)	77	(434)	30	(230)	53	(17,699)	160
At 31 Dec 2018	580,784	(547)	16,838	(1,266)	4,993	(1,148)	602,615	(2,961)
ECL income statement change for the period		383		(938)		(881)		(1,436)
Recoveries								290
Others								(18)
Total ECL income statement change for the period								(1,164)

Disclosure of financial assets and off-balance sheet commitments

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Not collateralised	61,820	0.1	7,266	0.1	32,478	—	541	—
Fully collateralised	89,319	0.1	18,535	—	41,798	—	4,722	—
LTV ratio:
– less than 50%	46,318	0.1	7,018	0.1	28,776	—	1,703	0.1
– 51% to 75%	32,583	0.1	9,349	—	10,815	0.1	2,854	—
– 76% to 90%	5,018	0.1	1,649	0.1	1,436	0.1	96	—
– 91% to 100%	5,400	0.2	519	—	771	—	69	—
Partially collateralised (A):	6,563	0.2	682	—	1,627	0.1	—	—
– collateral value on A	3,602		535		1,142		—
Total	157,702	0.1	26,483	0.1	75,903	—	5,263	—
Stage 2
Not collateralised	3,040	1.2	1,857	1.2	440	0.2	—	—
Fully collateralised	5,184	1.1	1,419	1.2	1,501	0.6	354	1.4
LTV ratio:
– less than 50%	2,167	1.1	615	1.8	955	0.3	62	—
– 51% to 75%	1,986	0.9	712	0.6	497	1.0	292	1.4
– 76% to 90%	333	2.1	16	6.3	29	—	—	—
– 91% to 100%	698	1.1	76	1.3	20	—	—	—
Partially collateralised (B):	500	0.6	296	0.3	42	—	—	—
– collateral value on B	203		56		25		—
Total	8,724	1.1	3,572	1.1	1,983	0.5	354	—
Stage 3
Not collateralised	315	57.8	66	92.4	—	—	—	—
Fully collateralised	557	14.9	404	12.9	17	11.8	—	—
LTV ratio:
– less than 50%	87	16.1	42	7.1	6	16.7	—	—
– 51% to 75%	90	7.8	69	4.3	10	—	—	—
– 76% to 90%	89	15.7	72	4.2	—	—	—	—
– 91% to 100%	291	16.5	221	19.5	1	—	—	—
Partially collateralised (C):	773	41.5	507	27.8	—	—	—	—
– collateral value on C	380		166		—		—
Total	1,645	35.6	977	26.0	17	11.8	—	—
POCI
Not collateralised	—	—	—	—	—	—	—	—
Fully collateralised	1	—	—	—	—	—	—	—
LTV ratio:
– less than 50%	1	—	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—	—	—
– collateral value on D	—		—		—		—
Total	1	—	—	—	—	—	—	—
At 31 Dec 2019	168,072	0.5	31,032	1.0	77,903	0.1	5,617	0.1

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage)[1] (continued)

			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Not collateralised	61,486	0.1	9,920	0.2	31,224	—	—	—
Fully collateralised	86,960	0.1	17,196	0.1	39,174	—	4,862	—
LTV ratio:
– less than 50%	46,650	0.1	7,673	0.1	25,870	—	3,463	—
– 51% to 75%	29,384	0.1	7,937	0.1	10,452	0.1	787	—
– 76% to 90%	5,167	0.1	1,038	—	1,168	0.1	519	—
– 91% to 100%	5,759	0.2	548	0.2	1,684	0.1	93	—
Partially collateralised (A):	6,101	0.1	487	0.2	2,130	—	—	—
– collateral value on A	3,735		285		1,401		—
Total	154,547	0.1	27,603	0.1	72,528	—	4,862	—
Stage 2
Not collateralised	2,886	0.9	1,083	1.0	1,140	0.2	—	—
Fully collateralised	5,309	1.1	1,352	2.6	1,576	0.4	439	0.5
LTV ratio:
– less than 50%	2,372	0.9	727	1.9	795	0.4	303	0.7
– 51% to 75%	1,667	0.7	567	0.7	505	0.4	7	—
– 76% to 90%	363	5.0	34	44.1	29	—	129	—
– 91% to 100%	907	1.0	24	8.3	247	—	—	—
Partially collateralised (B):	289	1.4	52	5.8	15	—	—	—
– collateral value on B	156		20		5		—
Total	8,484	1.1	2,487	2.0	2,731	0.3	439	0.5
Stage 3
Not collateralised	338	57.1	61	85.2	—	—	—	—
Fully collateralised	606	12.7	433	9.2	12	—	—	—
LTV ratio:
– less than 50%	412	10.0	304	9.2	2	—	—	—
– 51% to 75%	88	27.3	58	6.9	10	—	—	—
– 76% to 90%	38	2.6	35	5.7	—	—	—	—
– 91% to 100%	68	16.2	36	16.7	—	—	—	—
Partially collateralised (C):	474	56.5	261	42.9	—	—	—	—
– collateral value on C	321		137		—		—
Total	1,418	37.9	755	27.0	12	—	—	—
POCI
Not collateralised	—	—	—	—	—	—	—	—
Fully collateralised	15	53.3	—	—	—	—	—	—
LTV ratio:
– less than 50%	13	61.5	—	—	—	—	—	—
– 51% to 75%	2	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—	—	—
– collateral value on D	—		—		—		—
Total	15	53.3	—	—	—	—	—	—
At 31 Dec 2018	164,464	0.5	30,845	0.9	75,271	—	5,301	0.1

1	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount. For further details, see page 122.

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Rated CRR/PD1 to 7
Not collateralised	64,850	0.1	9,119	0.3	32,918	—	541	—
Fully collateralised	94,299	0.1	19,833	0.1	43,299	0.1	5,021	0.1
Partially collateralised (A):	7,052	0.2	971	0.1	1,669	0.1	—	—
– collateral value on A	3,796		586		1,167		—
Total	166,201	0.1	29,923	0.1	77,886	—	5,562	0.1
Rated CRR/PD8
Not collateralised	10	50.0	4	100.0	—	—	—	—
Fully collateralised	204	4.9	121	5.0	—	—	55	3.6
LTV ratio:
– less than 50%	47	8.5	27	14.8	—	—	13	—
– 51% to 75%	120	3.3	68	1.5	—	—	42	4.8
– 76% to 90%	25	4.0	15	6.7	—	—	—	—
– 91% to 100%	12	8.3	11	—	—	—	—	—
Partially collateralised (B):	11	—	7	—	—	—	—	—
– collateral value on B	9		5		—		—
Total	225	6.7	132	7.6	—	—	55	3.6
Rated CRR/PD9 to 10
Not collateralised	315	57.8	66	92.4	—	—	—	—
Fully collateralised	557	14.9	404	12.9	17	11.8	—	—
LTV ratio:
– less than 50%	87	16.1	42	7.1	6	16.7	—	—
– 51% to 75%	90	7.8	69	4.3	10	—	—	—
– 76% to 90%	89	15.7	72	4.2	—	—	—	—
– 91% to 100%	291	16.5	221	19.5	1	100.0	—	—
Partially collateralised (C):	774	41.6	507	27.8	—	—	—	—
– collateral value on C	380		166		—		—
Total	1,646	35.7	977	26.0	17	11.8	—	—
At 31 Dec 2019	168,072	0.5	31,032	1.0	77,903	0.1	5,617	0.1

Rated CRR/PD1 to 7
Not collateralised	64,324	0.1	11,001	0.2	32,364	—	—	—
Fully collateralised	91,791	0.1	18,112	0.2	40,747	0.1	5,282	0.1
Partially collateralised (A):	6,377	0.2	532	0.6	2,145	—	—	—
– collateral value on A	3,879		299		1,406		—
Total	162,492	0.1	29,645	0.3	75,256	—	5,282	0.1
Rated CRR/PD8
Not collateralised	49	2.0	2	—	—	—	—	—
Fully collateralised	477	1.5	435	1.1	3	33.3	19	—
LTV ratio:
– less than 50%	178	1.7	149	1.3	3	33.3	19	—
– 51% to 75%	269	0.4	265	0.4	—	—	—	—
– 76% to 90%	13	7.7	7	14.3	—	—	—	—
– 91% to 100%	17	11.8	14	14.3	—	—	—	—
Partially collateralised (B):	13	7.7	8	12.5	—	—	—	—
– collateral value on B	12		6		—		—
Total	539	1.7	445	1.3	3	33.3	19	—
Rated CRR/PD9 to 10
Not collateralised	338	57.1	61	85.2	—	—	—	—
Fully collateralised	621	13.5	433	9.2	12	—	—	—
LTV ratio:
– less than 50%	425	11.5	304	9.2	2	—	—	—
– 51% to 75%	90	26.7	58	6.9	10	—	—	—
– 76% to 90%	38	2.6	35	5.7	—	—	—	—
– 91% to 100%	68	16.2	36	16.7	—	—	—	—
Partially collateralised (C):	474	56.5	261	42.9	—	—	—	—
– collateral value on C	321		137		—		—
Total	1,433	38.0	755	27.0	12	—	—	—
At 31 Dec 2018	164,464	0.5	30,845	0.9	75,271	—	5,301	0.1

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Not collateralised	680,079	0.1	132,197	0.2	116,536	—	112,911	—
Fully collateralised	128,290	0.1	40,172	0.1	32,818	0.1	14,830	—
LTV ratio:
– less than 50%	48,012	0.1	13,831	0.1	11,009	0.1	5,326	—
– 51% to 75%	37,891	0.1	11,903	0.2	12,783	0.1	3,717	0.1
– 76% to 90%	13,072	0.1	3,399	0.2	4,697	0.1	130	—
– 91% to 100%	29,315	—	11,039	—	4,329	0.1	5,657	—
Partially collateralised (A):	52,890	0.1	8,122	0.1	20,162	0.1	1,629	—
– collateral value on A	25,824		3,809		9,616		1,337
Total	861,259	0.1	180,491	0.2	169,516	—	129,370	—
Stage 2
Not collateralised	61,540	1.2	13,318	2.2	13,308	0.7	10,129	0.9
Fully collateralised	21,126	0.8	3,139	1.8	12,934	0.6	868	0.8
LTV ratio:
– less than 50%	7,081	0.9	1,208	2.0	3,845	0.6	303	0.3
– 51% to 75%	8,482	0.9	1,111	1.8	5,580	0.7	465	1.1
– 76% to 90%	2,684	0.9	282	2.1	1,646	0.5	47	2.1
– 91% to 100%	2,879	0.6	538	1.3	1,863	0.2	53	—
Partially collateralised (B):	8,463	0.8	1,516	1.4	3,768	0.4	124	1.6
– collateral value on B	3,669		370		1,801		53
Total	91,129	1.1	17,973	2.1	30,010	0.6	11,121	0.9
Stage 3
Not collateralised	4,768	49.2	1,899	33.0	504	83.5	2	50.0
Fully collateralised	1,479	22.4	494	12.6	86	12.8	214	—
LTV ratio:
– less than 50%	335	35.2	103	17.5	9	33.3	2	—
– 51% to 75%	352	24.4	198	8.6	21	4.8	—	—
– 76% to 90%	373	23.6	101	20.8	40	7.5	—	—
– 91% to 100%	419	9.1	92	7.6	16	25.0	212	—
Partially collateralised (C):	1,367	44.8	369	20.1	87	48.3	92	44.6
– collateral value on C	693		192		34		65
Total	7,614	43.2	2,762	27.6	677	70.0	308	13.6
POCI
Not collateralised	223	32.7	32	96.9	7	—	—	—
Fully collateralised	28	3.6	—	—	10	—	—	—
LTV ratio:
– less than 50%	2	50.0	—	—	—	—	—	—
– 51% to 75%	26	—	—	—	10	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (D):	97	33.0	57	1.8	31	90.3	—	—
– collateral value on D	57		19		30		—
Total	348	30.5	89	36.0	48	58.3	—	—
At 31 Dec 2019	960,350	0.5	201,315	0.7	200,251	0.4	140,799	0.1

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)[1,2] (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Not collateralised	673,589	0.1	137,269	0.2	122,259	—	116,001	—
Fully collateralised	127,443	0.1	30,492	0.1	36,730	0.1	11,229	0.1
LTV ratio:
– less than 50%	39,509	0.1	8,519	0.2	12,032	0.1	4,686	—
– 51% to 75%	49,518	0.1	9,275	0.2	14,264	0.1	2,424	—
– 76% to 90%	12,627	0.1	3,201	0.2	4,567	0.1	318	—
– 91% to 100%	25,789	0.1	9,497	—	5,867	0.1	3,801	—
Partially collateralised (A):	54,412	0.1	6,668	0.2	21,942	—	1,875	—
– collateral value on A	23,857		3,250		10,263		912
Total	855,444	0.1	174,429	0.2	180,931	—	129,105	—
Stage 2
Not collateralised	61,464	1.1	21,035	1.7	6,212	0.4	10,085	1.2
Fully collateralised	13,633	1.2	5,645	1.5	3,378	0.5	1,131	9.3
LTV ratio:
– less than 50%	5,109	1.1	2,047	1.7	1,421	0.4	342	0.6
– 51% to 75%	4,950	1.3	2,154	1.8	1,290	0.6	467	0.6
– 76% to 90%	1,399	1.8	496	1.2	391	0.5	85	1.2
– 91% to 100%	2,175	0.8	948	0.4	276	0.4	237	1.7
Partially collateralised (B):	6,623	0.7	1,793	1.2	2,287	0.3	63	1.6
– collateral value on B	2,324		339		971		16
Total	81,720	1.1	28,473	1.6	11,877	0.4	11,279	1.1
Stage 3
Not collateralised	5,240	50.2	1,882	38.8	478	81.2	1	100.0
Fully collateralised	1,460	22.9	517	6.2	146	—	130	13.8
LTV ratio:
– less than 50%	361	36.0	133	10.5	11	—	4	—
– 51% to 75%	328	9.8	179	1.7	62	—	—	—
– 76% to 90%	427	24.6	131	13.7	32	—	—	—
– 91% to 100%	344	19.8	74	8.1	41	—	126	—
Partially collateralised (C):	1,147	43.1	228	21.1	158	15.2	71	31.0
– collateral value on C	580		132		38		55
Total	7,847	44.1	2,627	31.2	782	52.7	202	10.9
POCI
Not collateralised	232	66.8	—	—	25	20.0	—	—
Fully collateralised	37	2.7	—	—	9	—	—	—
LTV ratio:
– less than 50%	1	—	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—	—	—
– 76% to 90%	22	—	—	—	—	—	—	—
– 91% to 100%	14	—	—	—	9	—	—	—
Partially collateralised (D):	49	63.3	8	—	35	85.7	—	—
– collateral value on D	38		3		34		—
Total	318	59.2	8	—	69	50.7	—	—
At 31 Dec 2018	945,329	0.6	205,537	0.8	193,659	0.3	140,586	0.1

1	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount. For further details, see page 122.

2
The 2018 comparative amounts have been re-presented to reclassify amounts from fully collateralised to not collateralised and to include not collateralised amounts previously excluded. The impact of these re-presentations is to increase stage 1 not collateralised amounts by $130bn and decrease fully collateralised amounts by $105bn; increase stage 2 not collateralised amounts by $14bn and decrease fully collateralised amounts by $12bn; and to increase stage 3 not collateralised amounts by $0.3bn and decrease fully collateralised amounts by $0.1bn.

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Rated CRR/PD8
Not collateralised	2,499	5.8	285	13.0	10	70.0	1,645	3.3
Fully collateralised	694	3.3	382	2.6	—	—	166	1.2
LTV ratio:
– less than 50%	246	2.8	120	1.7	—	—	85	1.2
– 51% to 75%	189	4.2	93	3.2	—	—	18	—
– 76% to 90%	97	2.1	42	2.4	—	—	45	2.2
– 91% to 100%	162	3.7	127	3.9	—	—	18	—
Partially collateralised (A):	279	4.7	53	5.7	73	2.7	66	3.0
– collateral value on A	152		34		6		39
Total	3,472	5.2	720	6.9	83	12.0	1,877	3.0
Rated CRR/PD9 to 10
Not collateralised	4,991	48.5	1,930	34.1	510	82.5	2	50.0
Fully collateralised	1,507	22.0	494	12.6	96	11.5	214	—
LTV ratio:
– less than 50%	338	35.2	103	17.5	10	—	2	—
– 51% to 75%	377	22.8	198	8.6	30	3.3	—	—
– 76% to 90%	373	23.6	101	20.8	40	7.5	—	—
– 91% to 100%	419	9.1	92	7.6	16	—	212	—
Partially collateralised (B):	1,464	44.0	427	17.6	119	58.8	92	44.6
– collateral value on B	750		211		64		65
Total	7,962	42.7	2,851	27.9	725	69.2	308	13.6
At 31 Dec 2019	11,434	31.3	3,571	23.7	808	63.4	2,185	4.5

Rated CRR/PD8
Not collateralised	1,243	5.4	565	6.2	94	7.4	191	5.2
Fully collateralised	1,895	3.6	74	4.1	11	9.1	1,621	3.1
LTV ratio:
– less than 50%	693	4.2	21	4.8	—	—	594	4.2
– 51% to 75%	292	2.7	49	2.0	11	9.1	169	2.4
– 76% to 90%	45	15.6	2	—	—	—	20	—
– 91% to 100%	865	2.8	2	—	—	—	838	—
Partially collateralised (A):	212	2.8	23	4.3	153	1.3	—	—
– collateral value on A	84		14		49		—
Total	3,350	4.2	662	6	258	3.9	1,812	3.4
Rated CRR/PD9 to 10
Not collateralised	5,199	53.2	1,775	42.1	503	78.1	6	16.7
Fully collateralised	1,719	24.8	513	6.2	155	—	188	9.6
LTV ratio:
– less than 50%	608	36.0	181	7.7	11	—	77	22.1
– 51% to 75%	503	8.7	172	1.7	62	—	103	1.0
– 76% to 90%	405	24.2	86	10.5	32	—	—	—
– 91% to 100%	203	31.5	74	8.1	50	—	8	—
Partially collateralised (B):	974	46.1	187	21.9	193	28.0	5	60.0
– collateral value on B	466		116		73		2
Total	7,892	46.1	2,475	33.2	851	52.6	199	11.1
At 31 Dec 2018	11,242	33.7	3,137	27.4	1,109	41.3	2,011	4.2

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	326,510	—	143,772	—	86,049	—	16,079	—
LTV ratio:
– less than 50%	168,923	—	70,315	—	57,043	—	8,170	—
– 51% to 60%	55,287	—	21,898	—	13,169	—	3,330	—
– 61% to 70%	44,208	—	19,903	—	6,478	—	2,702	—
– 71% to 80%	33,049	—	17,649	—	3,195	—	1,610	—
– 81% to 90%	18,157	—	11,127	—	3,685	—	198	—
– 91% to 100%	6,886	—	2,880	—	2,479	—	69	—
Partially collateralised (A):	1,384	0.1	326	—	284	—	5	—
LTV ratio:
– 101% to 110%	843	0.1	89	—	281	—	3	—
– 111% to 120%	195	0.2	48	—	1	—	1	—
– greater than 120%	346	0.1	189	—	2	—	1	—
– collateral value on A	1,232		232		279		5
Total	327,894	—	144,098	—	86,333	—	16,084	—
Stage 2
Fully collateralised	7,087	0.9	1,941	1.0	1,116	—	1,074	0.3
LTV ratio:
– less than 50%	3,781	0.5	1,146	0.7	892	—	680	0.2
– 51% to 60%	923	1.1	233	1.5	95	—	184	0.3
– 61% to 70%	909	1.2	262	1.2	59	—	130	0.6
– 71% to 80%	894	1.1	231	1.0	32	—	53	1.3
– 81% to 90%	425	1.6	36	2.9	25	—	17	2.7
– 91% to 100%	155	4.4	33	1.8	13	—	10	1.1
Partially collateralised (B):	76	7.2	23	1.8	1	—	4	—
LTV ratio:
– 101% to 110%	45	5.4	20	1.5	1	—	2	—
– 111% to 120%	10	11.1	1	4.8	—	—	1	—
– greater than 120%	21	9.0	2	3.0	—	—	1	—
– collateral value on B	69		20		1		3
Total	7,163	1.0	1,964	1.0	1,117	—	1,078	0.3
Stage 3
Fully collateralised	2,725	9.0	1,177	9.9	44	0.5	695	0.7
LTV ratio:
– less than 50%	1,337	7.1	711	7.8	39	0.5	279	0.7
– 51% to 60%	410	7.0	159	10.0	3	0.2	126	0.8
– 61% to 70%	358	7.9	136	10.6	—	—	125	0.8
– 71% to 80%	309	13.4	100	18.9	1	—	93	1.1
– 81% to 90%	178	13.8	47	12.3	1	—	51	—
– 91% to 100%	133	21.8	24	26.3	—	—	21	—
Partially collateralised (C):	371	47.6	25	27.3	—	—	13	0.2
LTV ratio:
– 101% to 110%	97	36.4	11	19.1	—	—	7	0.3
– 111% to 120%	62	37.8	6	22.7	—	—	2	0.3
– greater than 120%	212	55.6	8	42.0	—	—	4	—
– collateral value on C	305		24		—		13
Total	3,096	13.7	1,202	10.3	44	0.5	708	0.7
At 31 Dec 2019	338,153	0.2	147,264	0.1	87,494	—	17,870	0.1

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	299,072	—	130,646	—	79,180	—	15,321	—
LTV ratio:
– less than 50%	160,563	—	66,834	—	54,262	—	8,060	—
– 51% to 60%	51,415	—	20,937	—	11,591	—	3,382	—
– 61% to 70%	40,273	—	17,480	—	5,979	—	2,473	—
– 71% to 80%	28,383	—	15,086	—	2,986	—	1,113	—
– 81% to 90%	14,191	—	8,824	—	2,637	—	158	—
– 91% to 100%	4,247	0.1	1,485	—	1,725	—	135	—
Partially collateralised (A):	1,420	0.1	581	—	300	—	10	—
LTV ratio:
– 101% to 110%	808	0.1	334	—	256	—	5	—
– 111% to 120%	184	0.2	46	—	41	—	2	—
– greater than 120%	428	0.2	201	—	3	—	3	—
– collateral value on A	1,266		493		284		8
Total	300,492	—	131,227	—	79,480	—	15,331	—
Stage 2
Fully collateralised	6,170	1.0	1,234	1.3	867	—	1,435	0.3
LTV ratio:
– less than 50%	3,334	0.7	917	0.9	699	—	814	0.1
– 51% to 60%	932	1.1	113	3.0	74	—	268	0.4
– 61% to 70%	853	1.0	105	2.2	43	—	231	0.3
– 71% to 80%	586	1.3	39	3.4	28	—	79	0.9
– 81% to 90%	331	1.7	27	3.1	20	—	32	1.6
– 91% to 100%	134	2.4	33	1.5	3	—	11	0.8
Partially collateralised (B):	123	2.9	46	0.2	1	—	5	0.3
LTV ratio:
– 101% to 110%	76	1.5	44	0.1	1	—	3	0.5
– 111% to 120%	17	4.5	1	4.3	—	—	1	—
– greater than 120%	30	5.3	1	0.6	—	—	1	—
– collateral value on B	118		44		1		4
Total	6,293	1.0	1,280	1.3	868	—	1,440	0.3
Stage 3
Fully collateralised	2,557	12.3	1,023	10.9	25	0.9	671	1.0
LTV ratio:
– less than 50%	1,255	13.6	638	7.8	24	0.9	219	0.9
– 51% to 60%	359	8.3	151	11.3	1	—	107	0.9
– 61% to 70%	336	12.0	119	18.4	—	—	105	1.0
– 71% to 80%	280	9.9	70	14.8	—	—	114	0.9
– 81% to 90%	190	9.4	33	19.4	—	—	81	1.2
– 91% to 100%	137	19.8	12	45.9	—	—	45	2.2
Partially collateralised (C):	391	33.6	23	15.8	—	—	24	0.4
LTV ratio:
– 101% to 110%	73	17.4	10	14.3	—	—	14	0.6
– 111% to 120%	68	24.2	5	26.4	—	—	6	0.3
– greater than 120%	250	40.8	8	11.1	—	—	4	0.2
– collateral value on C	372		20		—		22
Total	2,948	15.1	1,046	11.0	25	0.9	695	1.0
At 31 Dec 2018	309,733	0.2	133,553	0.1	80,373	—	17,466	0.1

Disclosure of balance sheet amounts related to insurance manufacturing subsidiaries

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
		With DPF	Unit-linked	Other contracts[1]	Shareholder assets and liabilities	Total
	Footnotes	$m	$m	$m	$m	$m
Financial assets		73,929	7,333	17,514	8,269	107,045
– trading assets		—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		21,652	7,119	3,081	2,426	34,278
– derivatives		202	(6)	9	3	208
– financial investments at amortised cost		35,299	18	13,436	4,076	52,829
– financial investments at fair value through other comprehensive income		12,447	—	445	1,136	14,028
– other financial assets	2	4,329	202	543	628	5,702
Reinsurance assets		2,208	72	1,563	1	3,844
PVIF	3	—	—	—	8,945	8,945
Other assets and investment properties		2,495	2	211	602	3,310
Total assets		78,632	7,407	19,288	17,817	123,144
Liabilities under investment contracts designated at fair value		—	2,011	3,881	—	5,892
Liabilities under insurance contracts		77,147	6,151	14,141	—	97,439
Deferred tax	4	197	23	6	1,297	1,523
Other liabilities		—	—	—	4,410	4,410
Total liabilities		77,344	8,185	18,028	5,707	109,264
Total equity		—	—	—	13,879	13,879
Total liabilities and equity at 31 Dec 2019		77,344	8,185	18,028	19,586	123,143

Balance sheet of insurance manufacturing subsidiaries by type of contract (continued)
(Audited)
		With DPF	Unit-linked	Other contracts[1]	Shareholder assets and liabilities	Total
	Footnotes	$m	$m	$m	$m	$m
Financial assets		66,735	7,337	15,552	7,120	96,744
– trading assets		—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		17,855	7,099	3,024	1,264	29,242
– derivatives		200	—	33	4	237
– financial investments at amortised cost		33,575	70	11,597	4,171	49,413
– financial investments at fair value through other comprehensive income		11,499	—	450	1,385	13,334
– other financial assets	2	3,606	168	448	296	4,518
Reinsurance assets		1,255	69	1,368	—	2,692
PVIF	3	—	—	—	7,149	7,149
Other assets and investment properties		2,670	2	235	453	3,360
Total assets		70,660	7,408	17,155	14,722	109,945
Liabilities under investment contracts designated at fair value		—	1,574	3,884	—	5,458
Liabilities under insurance contracts		69,269	5,789	12,272	—	87,330
Deferred tax	4	179	21	15	1,051	1,266
Other liabilities		—	—	—	3,659	3,659
Total liabilities		69,448	7,384	16,171	4,710	97,713
Total equity		—	—	—	12,232	12,232
Total liabilities and equity at 31 Dec 2018		69,448	7,384	16,171	16,942	109,945

1	‘Other Contracts’ includes term insurance, credit life insurance, universal life insurance and investment contracts not included in the ‘Unit-linked’ or ‘With DPF’ columns.

2	Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.

3	Present value of in-force long-term insurance business.

4	‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Balance sheet of insurance manufacturing subsidiaries by geographical region[1]
(Audited)
		Europe	Asia	Latin America	Total
	Footnotes	$m	$m	$m	$m
Financial assets		31,613	74,237	1,195	107,045
– trading assets		—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		15,490	18,562	226	34,278
– derivatives		84	124	—	208
– financial investments – at amortised cost		100	52,186	543	52,829
– financial investments – at fair value through other comprehensive income		13,071	582	375	14,028
– other financial assets	2	2,868	2,783	51	5,702
Reinsurance assets		237	3,604	3	3,844
PVIF	3	945	7,841	159	8,945
Other assets and investment properties		1,085	2,176	49	3,310
Total assets		33,880	87,858	1,406	123,144
Liabilities under investment contracts designated at fair value		1,139	4,753	—	5,892
Liabilities under insurance contracts		28,437	67,884	1,118	97,439
Deferred tax	4	229	1,275	19	1,523
Other liabilities		2,212	2,172	26	4,410
Total liabilities		32,017	76,084	1,163	109,264
Total equity		1,862	11,774	243	13,879
Total liabilities and equity at 31 Dec 2019		33,879	87,858	1,406	123,143

Balance sheet of insurance manufacturing subsidiaries by geographical region[1] (continued)
		Europe	Asia	Latin America	Total
	Footnotes	$m	$m	$m	$m
Financial assets		28,631	66,793	1,320	96,744
– trading assets		—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		13,142	15,744	326	29,242
– derivatives		121	116	—	237
– financial investments – at amortised cost		296	48,595	522	49,413
– financial investments – at fair value through other comprehensive income		12,453	440	441	13,334
– other financial assets	2	2,619	1,868	31	4,518
Reinsurance assets		249	2,438	5	2,692
PVIF	3	832	6,195	122	7,149
Other assets and investment properties		1,053	2,280	27	3,360
Total assets		30,765	77,706	1,474	109,945
Liabilities under investment contracts designated at fair value		780	4,678	—	5,458
Liabilities under insurance contracts		26,375	59,829	1,126	87,330
Deferred tax	4	209	1,050	7	1,266
Other liabilities		1,690	1,911	58	3,659
Total liabilities		29,054	67,468	1,191	97,713
Total equity		1,711	10,238	283	12,232
Total liabilities and equity at 31 Dec 2018		30,765	77,706	1,474	109,945

1	HSBC has no insurance manufacturing subsidiaries in Middle East and North Africa or North America.

2	Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.

3	Present value of in-force long-term insurance business.

4	‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Disclosure of financial return guarantees

Financial return guarantees
(Audited)
		2019			2018
		Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	Footnotes	%	%	$m	%	%	$m
Capital		0.0	1.3 - 3.9	110	0.0	2.2-3.0	100
Nominal annual return		0.1 - 2.0	3.0-4.5	118	0.1-2.0	3.6-3.7	78
Nominal annual return	1	2.0 - 4.0	2.4 - 4.5	355	2.1-4.0	2.7-4.6	420
Nominal annual return		4.1 - 5.0	2.3 - 4.1	110	4.1-5.0	2.7-4.1	71
At 31 Dec				693			669

1
A block of contracts in France with guaranteed nominal annual returns in the range 1.25%–3.72% is reported entirely in the 2.0%–4.0% category in line with the average guaranteed return of 2.6% offered to policyholders by these contracts.

Disclosure of sensitivity analysis to insurance risk factors

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2019		2018
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	43	(37)	9	(61)
-100 basis point parallel shift in yield curves	(221)	(138)	(28)	46
10% increase in equity prices	270	270	213	213
10% decrease in equity prices	(276)	(276)	(202)	(202)
10% increase in US dollar exchange rate compared with all currencies	41	41	36	36
10% decrease in US dollar exchange rate compared with all currencies	(41)	(41)	(36)	(36)

Sensitivity analysis
(Audited)
	2019	2018
	$m	$m
Effect on profit after tax and total equity at 31 Dec
10% increase in mortality and/or morbidity rates	(88)	(77)
10% decrease in mortality and/or morbidity rates	88	82
10% increase in lapse rates	(99)	(95)
10% decrease in lapse rates	114	107
10% increase in expense rates	(106)	(92)
10% decrease in expense rates	105	93

Disclosure of expected maturity of insurance contract liabilities

Expected maturity of insurance contract liabilities
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1-5 years	5-15 years	Over 15 years	Total
	$m	$m	$m	$m	$m
Unit-linked	1,296	3,153	2,654	1,955	9,058
With DPF and Other contracts	7,907	26,906	50,576	71,731	157,120
At 31 Dec 2019	9,203	30,059	53,230	73,686	166,178

Unit-linked	1,119	2,932	2,684	1,962	8,697
With DPF and Other contracts	7,459	27,497	46,217	55,989	137,162
At 31 Dec 2018	8,578	30,429	48,901	57,951	145,859

Disclosure of funding sources and uses

Funding sources
(Audited)
	2019	2018
	$m	$m
Customer accounts	1,439,115	1,362,643
Deposits by banks	59,022	56,331
Repurchase agreements – non-trading	140,344	165,884
Debt securities in issue	104,555	85,342
Cash collateral, margin and settlement accounts	71,002	54,066
Liabilities of disposal groups held for sale	—	313
Subordinated liabilities	24,600	22,437
Financial liabilities designated at fair value	164,466	148,505
Liabilities under insurance contracts	97,439	87,330
Trading liabilities	83,170	84,431
– repos	558	1,495
– stock lending	9,702	10,998
– other trading liabilities	72,910	71,938
Total equity	192,668	194,249
Other balance sheet liabilities	338,771	296,593
At 31 Dec	2,715,152	2,558,124

Funding uses
(Audited)
		2019	2018
	Footnotes	$m	$m
Loans and advances to customers		1,036,743	981,696
Loans and advances to banks		69,203	72,167
Reverse repurchase agreements – non-trading		240,862	242,804
Prepayments, accrued income and other assets	1	63,891	47,159
– cash collateral, margin and settlement accounts		63,891	47,159
Assets held for sale		123	735
Trading assets		254,271	238,130
– reverse repos		13,659	9,893
– stock borrowing		7,691	8,387
– other trading assets		232,921	219,850
Financial investments		443,312	407,433
Cash and balances with central banks		154,099	162,843
Other balance sheet assets		452,648	405,157
At 31 Dec		2,715,152	2,558,124

1
Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 262 includes both financial and non-financial assets.

Disclosure of value at risk (VaR)
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[1]
(Audited)
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[2]	Total[3]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2019	7.7	28.2	15.7	15.2	(26.4)	40.3
Average	6.9	29.9	16.2	23.7	(29.0)	47.8
Maximum	13.5	36.5	24.9	33.2		59.3
Minimum	4.1	22.9	12.4	11.7		33.3

Balance at 31 Dec 2018	12.6	33.9	22.6	25.9	(37.9)	57.1
Average	9.5	36.4	22.5	20.7	(34.3)	54.8
Maximum	21.8	49.9	33.8	35.2		71.2
Minimum	5.5	27.0	13.5	12.2		43.9

1	Trading portfolios comprise positions arising from the market-making and warehousing of customer-derived positions.

2
Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.

3	The total VaR is non-additive across risk types due to diversification effects.
The Group non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2019	96.2	62.5	(28.2)	130.5
Average	65.9	44.2	(25.6)	84.5
Maximum	100.1	81.2		132.8
Minimum	49.2	26.6		60.9

Balance at 31 Dec 2018	61.4	37.2	(30.6)	68
Average	96.8	48.3	(29.1)	116
Maximum	129.3	96		154.1
Minimum	59.9	27.6		68

1
Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.

2	The total VaR is non-additive across risk types due to diversification effects.